CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Debt Exchange [Member] Common Stock [Member]	Debt Exchange [Member] Additional Paid-in Capital [Member]	Debt Exchange [Member]	Commitment Fees [Member] Common Stock [Member]	Commitment Fees [Member] Additional Paid-in Capital [Member]	Commitment Fees [Member]	Issued to Officers [Member] Stock Payable [Member]	Issued to Officers [Member]	Common Stock [Member] Related Party Debt [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Related Party Debt [Member]	Additional Paid-in Capital [Member] Account Payable [Member]	Additional Paid-in Capital [Member] Warrant Issued with Debt [Member]	Additional Paid-in Capital [Member] Placement Agent Warrant [Member]	Additional Paid-in Capital [Member] Warrant issued to Consultants [Member]	Additional Paid-in Capital [Member]	Stock Payable [Member]	Retained Earnings [Member]	Related Party Debt [Member]	Account Payable [Member]	Warrant Issued with Debt [Member]	Placement Agent Warrant [Member]	Warrant issued to Consultants [Member]	Total
Balance at May. 31, 2016										$ 2,035						$ 2,627,183	$ 65,700	$ (4,125,886)						$ (1,430,968)
Balance (in Shares) at May. 31, 2016										20,350,003
Settlement of derivative liability																612,850								612,850
Common stock issued for conversion of debt									$ 1,082	$ 169	$ 2,703,158					137,331			$ 2,704,240					137,500
Common stock issued for conversion of debt, Shares (in Shares)									10,816,960	1,685,981
Stock issued for services																	3,250							3,250
Loss on modification of related party debt																951,239								951,239
Imputed interest																1,075								1,075
Net loss																		(4,865,724)						(4,865,724)
Balance at May. 31, 2017										$ 3,286						7,032,836	68,950	(8,991,610)						(1,886,538)
Balance (in Shares) at May. 31, 2017										32,852,944
Settlement of derivative liability												$ 442,775								$ 442,775				442,775
Warrants issued													$ 1,804,470	$ 503,655	$ 294,173						$ 1,804,470	$ 503,655	$ 294,173
Discount on notes payable and accrued interest																1,758,741								1,758,741
Common stock issued for conversion of debt										$ 518						1,617,928								1,618,446
Common stock issued for conversion of debt, Shares (in Shares)										5,179,028
Stock issuance costs																(249,397)								(249,397)
Stock issued for services										$ 37						264,283	25,313							289,633
Stock issued for services, Shares (in Shares)										374,000
Common stock issued	$ 600	$ 2,353,437	$ 2,354,037	$ 25	$ 94,975	$ 95,000	$ 213,321	$ 213,321
Common stock issued (in Shares)	6,000,000			250,000
Common stock issued										$ 547						1,460,368								1,460,915
Common stock issued, Shares (in Shares)										5,473,000
Imputed interest																1,076								1,076
Net loss																		(9,577,484)						(9,577,484)
Balance at May. 31, 2018										$ 5,013						$ 17,628,717	$ 307,584	$ (18,569,094)						(627,780)
Balance (in Shares) at May. 31, 2018										50,128,972
Settlement of derivative liability																								1,265,751
Discount on notes payable and accrued interest																								750,000
Common stock issued for conversion of debt																								0
Imputed interest																								35,833
Net loss																								(19,356,183)
Balance at Nov. 30, 2018																								$ 31,547,520